CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash Flows provided by Operating Activities:
Net income / (loss)	$ 935	$ (36,844)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	4,915	5,706
Amortization of deferred financing costs	98	97
Amortization of deferred revenue	(50)	(50)
Amortization of prepaid charter revenue	5,825	9,710
Impairment losses	0	32,626
Loss on vessels' sale	695	4,271
Compensation cost on restricted stock awards	116	322
(Increase) / Decrease in:
Accounts receivable, trade	13	(99)
Due from related parties	0	(121)
Inventories	157	1,079
Prepaid expenses and other assets	(814)	(376)
Increase / (Decrease) in:
Accounts payable, trade and other	(101)	(484)
Due to related parties	365	(488)
Accrued liabilities	(155)	106
Deferred revenue	(472)	70
Other liabilities	13	70
Net Cash provided by Operating Activities	11,540	15,595
Cash Flows provided by Investing Activities:
Vessel acquisitions and other vessel costs	0	(13,607)
Proceeds from sale of vessels, net of expenses	8,784	25,638
Acquisition of time charter	0	(8,500)
Property and equipment additions	(26)	(398)
Insurance settlements	594	621
Net Cash provided by Investing Activities	9,352	3,754
Cash Flows used in Financing Activities:
Issuance of common stock, net of issuance costs	4,652	6,534
Cash dividends	(7,168)	(19,447)
Net Cash used in Financing Activities	(2,516)	(12,913)
Net increase in cash and cash equivalents	18,376	6,436
Cash and cash equivalents at beginning of period	19,685	31,526
Cash and cash equivalents at end of period	38,061	37,962
Cash paid during the period for:
Interest payments, net of amounts capitalized	$ 3,153	$ 1,408